UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2013

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.2%
Alabama - 2.8%
Huntsville, AL, Health Care Authority, TECP	0.140%	12/10/13	$6,100,000	$6,100,000
Huntsville, AL, Health Care Authority, TECP	0.130%	1/15/14	11,600,000	11,600,000

Total Alabama				17,700,000

Alaska - 2.6%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.050%	4/1/29	16,635,000	16,635,000	(a)(b)
Matanuska-Susitna Borough, AK, GO, AMBAC	5.000%	4/1/14	245,000	248,811

Total Alaska				16,883,811

Arizona - 0.8%
Arizona State Unemployment Insurance Revenue, TAN	1.500%	5/7/14	1,900,000	1,910,753
Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.080%	7/1/33	2,930,000	2,930,000	(a)(b)

Total Arizona				4,840,753

California - 4.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.030%	8/1/38	100,000	100,000	(a)(b)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.060%	5/15/35	2,160,000	2,160,000	(a)(b)
California MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.030%	8/1/20	1,230,000	1,230,000	(a)(b)
California State Health Facilities Financing Authority Revenue, Health Facility Catholic West, LOC-Sumitomo Mitsui Banking	0.040%	7/1/35	700,000	700,000	(a)(b)
California State Revenue, RAN	2.000%	6/23/14	1,000,000	1,009,824
California State, GO, LOC-Bank of Montreal	0.030%	5/1/33	4,125,000	4,125,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.030%	4/1/36	300,000	300,000	(a)(b)
Nonprofits Insurance Alliance, LOC-Comerica Bank	0.080%	9/1/20	800,000	800,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue:
Power System, Barclays Bank PLC	0.040%	7/1/35	700,000	700,000	(a)(b)
Royal Bank of Canada	0.030%	7/1/35	11,700,000	11,700,000	(a)(b)
Los Angeles, CA, Department of Water & Power, Revenue, Subordinated, SPA-Bank of America	0.030%	7/1/34	1,300,000	1,300,000	(a)(b)
Metropolitan Water District of Southern California, Waterworks Revenue, SPA-JPMorgan Chase	0.040%	7/1/23	1,000,000	1,000,000	(a)(b)
Roseville, CA, Joint Union High School District, GO, TRAN	2.000%	9/18/14	1,000,000	1,013,464
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.060%	4/1/39	390,000	390,000	(a)(b)

Total California				26,528,288

Colorado - 0.7%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.060%	12/1/15	1,280,000	1,280,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.050%	7/1/27	133,000	133,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.060%	10/1/30	2,760,000	2,760,000	(a)(b)

Total Colorado				4,173,000

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 2.1%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.050%	12/1/39	$6,100,000	$6,100,000	(a)(b)
Connecticut State HEFA Revenue:
Hotchkiss School, SPA-U.S. Bank N.A.	0.050%	7/1/30	2,200,000	2,200,000	(a)(b)
Wesleyan University	0.040%	7/1/40	200,000	200,000	(a)(b)
Yale University	0.040%	7/1/36	200,000	200,000	(a)(b)
Hartford, CT, GO, BAN	2.000%	4/10/14	2,600,000	2,615,756
Orange, CT, GO, BAN	1.000%	7/21/14	2,000,000	2,010,103

Total Connecticut				13,325,859

District of Columbia - 2.3%
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.070%	12/1/37	5,650,000	5,650,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.070%	10/1/37	3,915,000	3,915,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.060%	2/1/48	5,000,000	5,000,000	(a)(b)

Total District of Columbia				14,565,000

Florida - 4.0%
Florida State Turnpike Authority Revenue, Department of Transportation	4.000%	7/1/14	300,000	306,425
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.040%	11/15/26	1,900,000	1,900,000	(a)(b)
Adventist Health System	0.040%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	0.040%	11/15/33	1,900,000	1,900,000	(a)(b)
Hospital Adventist Health System	0.050%	11/15/34	4,000,000	4,000,000	(a)(b)
Hospital Adventist Health System	0.070%	11/15/34	400,000	400,000	(a)(b)
Marion County, FL, School District Revenue, TAN	1.000%	6/30/14	3,900,000	3,915,935
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.060%	6/1/25	1,595,000	1,595,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-JPMorgan Chase	0.050%	10/1/33	4,300,000	4,300,000	(a)(b)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.050%	7/1/37	5,100,000	5,100,000	(a)(b)
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.190%	7/1/37	1,955,000	1,955,000	(a)(b)

Total Florida				25,672,360

Georgia - 0.8%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.060%	10/1/33	3,800,000	3,800,000	(a)(b)
Georgia State, GO	3.000%	1/1/14	325,000	325,731
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, PNC Bank	0.050%	7/1/25	1,325,000	1,325,000	(a)(b)

Total Georgia				5,450,731

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 8.9%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.110%	1/1/27	$2,000,000	$2,000,000	(a)(b)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York Mellon	0.090%	1/1/19	17,135,000	17,135,000	(a)(b)
Illinois Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.150%	2/1/34	6,255,000	6,255,000	(a)(b)
GO, Latin School Project, LOC-JPMorgan Chase	0.060%	8/1/35	2,100,000	2,100,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.050%	10/1/30	6,410,000	6,410,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.060%	10/1/37	10,000,000	10,000,000	(a)(b)
Northwestern Memorial Hospital, SPA-UBS AG	0.060%	8/15/42	1,875,000	1,875,000	(a)(b)
Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.070%	5/1/36	4,605,000	4,605,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.070%	10/1/39	1,570,000	1,570,000	(a)(b)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC - PNC Bank N.A.	0.060%	3/1/32	4,450,000	4,450,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.060%	4/1/31	1,000,000	1,000,000	(a)(b)

Total Illinois				57,400,000

Indiana - 2.8%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.050%	6/1/40	5,900,000	5,900,000	(a)(b)
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.190%	2/1/23	2,880,000	2,880,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-JPMorgan Chase	0.060%	2/1/37	700,000	700,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.070%	2/1/37	1,000,000	1,000,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.060%	4/15/39	4,615,000	4,615,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.050%	5/1/34	2,630,000	2,630,000	(a)(b)

Total Indiana				17,725,000

Iowa - 0.2%
Des Moines, IA, Water Revenue	2.000%	12/1/13	230,000	230,000
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.040%	2/15/39	1,000,000	1,000,000	(a)(b)

Total Iowa				1,230,000

Kentucky - 3.0%
Berea, KY, Educational Facilities Revenue, Berea College Project	0.050%	6/1/29	1,000,000	1,000,000	(a)(b)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.050%	4/1/36	6,695,000	6,695,000	(a)(b)
Christian County, KY, Association of Counties Leasing Trust, Lease Program, LOC-U.S. Bank N.A.	0.050%	6/1/38	300,000	300,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.050%	8/15/38	$9,400,000	$9,400,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.060%	7/1/38	2,010,000	2,010,000	(a)(b)

Total Kentucky				19,405,000

Louisiana - 5.9%
Louisiana State PFA Revenue:
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.050%	9/2/33	6,900,000	6,900,000	(a)(b)
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.050%	9/2/39	11,925,000	11,925,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.070%	12/1/40	19,200,000	19,200,000	(a)(b)

Total Louisiana				38,025,000

Maine - 0.3%
Lewiston, ME, GO, Public Improvement	4.000%	2/15/14	1,781,400	1,794,530

Maryland - 0.6%
Baltimore County, MD, GO, Consol Public Improvement	1.500%	2/24/14	250,000	250,700
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.060%	7/1/36	1,575,000	1,575,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.070%	11/1/29	2,000,000	2,000,000	(a)(b)

Total Maryland				3,825,700

Massachusetts - 2.4%
Cambridge, MA, GO	2.000%	2/15/14	100,000	100,346
Harvard, MA, GO, BAN	1.000%	6/25/14	740,000	742,482
Holden Town, MA, GO, BAN	1.000%	6/20/14	1,300,000	1,305,471
Lawrence, MA, GO, BAN	1.000%	12/1/13	2,600,000	2,600,000
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.070%	9/1/31	2,755,000	2,755,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.030%	7/1/46	4,400,000	4,400,000	(a)(b)
Massachusetts State HEFA Revenue, Harvard University	0.030%	11/1/49	1,310,000	1,310,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.050%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State, GO, Consolidated Loan	4.000%	1/1/14	100,000	100,303
Maynard, MA, GO, Municipal Purpose Loan	2.000%	2/1/14	305,000	305,812
Stoughton, MA, GO, BAN	1.000%	3/28/14	908,000	910,137

Total Massachusetts				15,129,551

Michigan - 0.5%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.050%	1/1/26	2,500,000	2,500,000	(a)(b)
University of Michigan, SPA-Northern Trust Co.	0.040%	4/1/42	1,000,000	1,000,000	(a)(b)

Total Michigan				3,500,000

Minnesota - 0.1%
University of Minnesota, MN	5.000%	12/1/13	325,000	325,000
Washington County, MN, GO, Capital Improvement Plan	2.000%	2/1/14	100,000	100,279

Total Minnesota				425,279

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - 0.5%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue, Chevron U.S.A. Inc.	0.050%	11/1/35	$3,000,000	$3,000,000	(a)(b)

Missouri - 2.8%
Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America	0.060%	6/1/37	2,900,000	2,900,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System	0.040%	5/15/38	10,200,000	10,200,000	(a)(b)
BJC Health System, SPA-Bank of Nova Scotia & JPMorgan Chase	0.030%	5/15/34	3,900,000	3,900,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue, St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.100%	2/1/33	1,000,000	1,000,000	(a)(b)

Total Missouri				18,000,000

Montana - 0.3%
Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.070%	12/1/35	1,965,000	1,965,000	(a)(b)

Nebraska - 0.1%
Omaha, NE, Public Power District Revenue	3.000%	2/1/14	300,000	301,303
Omaha, NE, Public Power District Revenue	4.000%	2/1/14	140,000	140,858

Total Nebraska				442,161

New Hampshire - 0.3%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.050%	12/1/36	210,000	210,000	(a)(b)
New Hampshire State HEFA Revenue, University System	0.060%	7/1/33	1,300,000	1,300,000	(a)(b)
New Hampshire State, GO, Capital Improvement	4.000%	3/1/14	100,000	100,884

Total New Hampshire				1,610,884

New Jersey - 4.4%
Cresskill, NJ, GO, General Improvement	1.000%	3/1/14	125,000	125,152
Galloway Township, NJ, GO, Notes	1.250%	12/19/13	560,000	560,155
Garfield, NJ, GO, BAN	1.000%	12/6/13	3,695,000	3,695,141
Hudson County, NJ, GO, BAN	1.000%	12/6/13	9,000,000	9,000,421
Hudson County, NJ, Improvement Authority Revenue:
County GTD Notes	1.125%	12/20/13	1,444,000	1,444,442
County GTD Pooled Notes	1.000%	5/23/14	1,300,000	1,303,657
Monmouth County, NJ, Improvement Authority Revenue, Governmental Pooled Loan Notes, County GTD	2.000%	12/4/14	1,200,000	1,221,492	(c)
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Health Care Corp., LOC-TD Bank N.A.	0.040%	7/1/32	290,000	290,000	(a)(b)
Ocean County, NJ, GO, College Capital Improvement	2.000%	11/1/14	145,000	147,320	(c)
Princeton Borough, NJ, GO	2.000%	8/15/14	500,000	506,202
River Vale, NJ, GO:
BAN	1.000%	8/15/14	1,745,000	1,751,939
BAN	1.000%	10/10/14	6,925,000	6,959,130
South Brunswick Township, NJ, GO	1.000%	10/1/14	220,000	221,310
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes	1.500%	2/14/14	1,130,000	1,132,348

Total New Jersey				28,358,709

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 7.7%
Albany, NY, GO	3.000%	7/1/14	$260,000	$263,895
Amherst, NY, GO, BAN	1.000%	7/17/14	1,320,000	1,324,737
Babylon, NY, GO, BAN	2.000%	8/15/14	1,200,000	1,214,940
Baldwinsville, NY, CSD, GO, BAN	1.000%	6/26/14	1,924,000	1,932,339
East Hampton Town, NY, GO, BAN	1.000%	8/29/14	2,536,500	2,547,326
Hamburg Town, NY, GO, BAN	1.000%	7/10/14	1,259,900	1,264,054
Hamburg Village, NY, GO, BAN	0.750%	7/16/14	820,000	820,470
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/11/14	882,000	885,081
Kingston, NY, GO, BAN	1.000%	10/30/14	625,000	626,745
Lindenhurst, NY, GO, BAN - Public Improvement	1.000%	8/15/14	2,430,000	2,441,197
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/20/14	900,000	903,047
Mamaroneck Village, NY, GO, BAN	1.000%	9/4/14	1,800,000	1,808,806
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street B&T Co.	0.030%	11/1/22	800,000	800,000	(a)(b)
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.050%	11/15/21	5,400,000	5,400,000	(a)(b)
New York City, NY, GO, LOC-Bank of New York Mellon	0.050%	3/1/34	1,700,000	1,700,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.030%	6/1/48	2,400,000	2,400,000	(a)(b)
New York City, NY, TFA, New York City Recovery Project Revenue, SPA-Bank of New York Mellon	0.030%	11/1/22	2,490,000	2,490,000	(a)(b)
New York State Dormitory Authority Revenue, Wagner College, LOC-TD Bank N.A.	0.040%	7/1/28	3,265,000	3,265,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/14	1,500,000	1,504,496
Pleasantville, NY, GO, BAN	1.000%	8/22/14	618,000	620,258
Port Chester, NY, GO, BAN	1.000%	2/26/14	1,215,000	1,216,610
Seaford, NY, Union Free School District, GO, BAN	1.000%	7/11/14	3,870,000	3,883,989
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/27/14	1,900,000	1,907,542
Tonawanda, NY, GO, BAN	1.000%	6/12/14	1,900,000	1,904,570
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.050%	1/1/33	820,000	820,000	(a)(b)
Washington County, NY, GO, BAN	1.000%	6/13/14	1,315,000	1,319,151
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/20/14	1,535,000	1,540,536
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.050%	11/1/24	1,000,000	1,000,000	(a)(b)
Westmoreland, NY, CSD, GO, BAN	1.000%	6/27/14	1,430,000	1,430,771

Total New York				49,235,560

North Carolina - 11.3%
Charlotte, NC, Airport Revenue, Charlotte Douglas, LOC-Wells Fargo Bank N.A.	0.050%	7/1/39	2,660,000	2,660,000	(a)(b)
Charlotte, NC, Water & Sewer System Revenue:
SPA-Depfa Bank PLC	0.040%	7/1/36	3,400,000	3,400,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.040%	7/1/27	14,200,000	14,200,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.060%	5/1/24	$1,930,000	$1,930,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.060%	6/1/37	430,000	430,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.060%	11/1/38	5,000,000	5,000,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.060%	5/1/30	1,325,000	1,325,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.060%	6/1/33	2,725,000	2,725,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.060%	4/1/29	2,630,000	2,630,000	(a)(b)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.060%	6/1/36	3,100,000	3,100,000	(a)(b)
North Carolina State, GO	5.000%	4/1/14	100,000	101,550
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.040%	7/1/29	12,400,000	12,400,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue:
SPA-Wells Fargo Bank N.A.	0.050%	3/1/35	15,575,000	15,575,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.050%	3/1/35	4,100,000	4,100,000	(a)(b)
Winston-Salem, NC, Water and Sewer System Revenue, Refunding, SPA-Dexia Credit Local	0.060%	6/1/28	3,000,000	3,000,000	(a)(b)

Total North Carolina				72,576,550

Ohio - 0.7%
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.130%	11/1/25	3,000,000	3,000,000	(a)(b)
Ohio State Water Development Authority Revenue, NATL	5.250%	12/1/13	210,000	210,000
Ohio State, GO:
Common Schools	5.000%	9/15/14	100,000	103,688
Common Schools	0.040%	6/15/26	1,350,000	1,350,000	(a)(b)
Infrastructure Improvement	5.000%	3/1/14	125,000	126,434

Total Ohio				4,790,122

Oregon - 0.7%
Deschutes County, OR, GO	2.000%	12/1/13	100,000	100,000
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.050%	10/1/34	2,600,000	2,600,000	(a)(b)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.050%	6/1/28	1,045,000	1,045,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.050%	12/1/41	800,000	800,000	(a)(b)

Total Oregon				4,545,000

Pennsylvania - 5.9%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.060%	6/1/32	4,590,000	4,590,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.050%	12/1/37	3,000,000	3,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.070%	1/1/28	1,540,000	1,540,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.060%	9/1/29	$6,710,000	$6,710,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.060%	11/1/26	5,800,000	5,800,000	(a)(b)
Mars, PA, Area School District, GO	1.000%	2/28/14	1,310,000	1,312,097
Montgomery County, PA, IDA Revenue, LaSalle College, LOC-PNC Bank N.A.	0.060%	11/1/37	4,600,000	4,600,000	(a)(b)
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.150%	8/1/26	1,600,000	1,600,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.050%	1/1/34	3,600,000	3,600,000	(a)(b)
Pennsylvania State Higher EFA Revenue, Association Independent Colleges & Universities, Waynesburg College, LOC-PNC Bank N.A.	0.070%	11/1/18	1,000,000	1,000,000	(a)(b)
Pennsylvania State, GO	5.000%	5/15/14	190,000	194,098
Philadelphia School District, PA, GO, LOC-TD Bank N.A.	0.040%	6/1/26	1,250,000	1,250,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.050%	11/1/29	2,530,000	2,530,000	(a)(b)
University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue	3.500%	9/15/14	250,000	256,226

Total Pennsylvania				37,982,421

South Carolina - 0.7%
Lexington, SC, Waterworks & Sewer Revenue:
BAN	0.750%	12/2/13	3,010,000	3,010,000
BAN	0.750%	12/2/13	725,000	725,000
South Carolina State Association of Governmental Organizations, COP	1.000%	3/1/14	745,000	746,415

Total South Carolina				4,481,415

Tennessee - 4.2%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.060%	6/1/30	21,800,000	21,800,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.060%	6/1/37	1,700,000	1,700,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.060%	6/1/39	2,980,000	2,980,000	(a)(b)
Sumner County, TN, GO, School & Public Improvement	3.000%	12/1/13	590,000	590,000

Total Tennessee				27,070,000

Texas - 6.1%
Collin County, TX, GO, Limited Tax, Permanent Improvement	5.000%	2/15/14	150,000	151,436
El Paso, TX, Water & Sewer Revenue	3.000%	3/1/14	200,000	201,302
Fort Worth, TX, GO, CTFS	5.000%	3/1/14	140,000	141,610
Fort Worth, TX, Water & Sewer Revenue	5.000%	2/15/14	500,000	504,779
Frisco, TX, GO, CTFS, NATL	5.250%	2/15/14	100,000	101,003
Guadalupe-Blanco River Authority, TX, Revenue, Western Canyon Regional Water Supply Project	1.000%	4/15/14	1,000,000	1,002,267
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Herman Healthcare System	0.050%	6/1/29	3,000,000	3,000,000	(a)(b)
Methodist Hospital	0.050%	12/1/27	1,435,000	1,435,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.050%	12/1/41	1,240,000	1,240,000	(a)(b)
Houston, TX, GO, Public Improvement, NATL	5.250%	3/1/14	300,000	303,641

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Humble, TX, ISD, GO	2.000%	2/15/14	$425,000	$426,447
Lake Travis, TX, ISD, GO, School Building	3.000%	2/15/14	300,000	301,690
Mansfield, TX, GO, AGM	5.000%	2/15/14	100,000	100,947
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.080%	8/1/38	3,910,000	3,910,000	(a)(b)
State of Texas, GO, Veterans, SPA-Bank of New York Mellon	0.060%	12/1/43	2,495,000	2,495,000	(a)(b)
Texas State, GO, Mobility Fund, Royal Bank of Canada	0.060%	4/1/30	5,990,000	5,990,000	(a)(b)
University of North Texas, TECP	0.130%	12/11/13	2,560,000	2,560,000
University of North Texas, TECP	0.130%	12/11/13	1,300,000	1,300,000
University of North Texas, TECP	0.120%	12/16/13	750,000	750,000
University of North Texas, TECP	0.120%	12/16/13	600,000	600,000
University of North Texas, TECP	0.140%	12/16/13	4,381,000	4,381,000
University of North Texas, TECP	0.140%	1/9/14	4,500,000	4,500,000
University of North Texas, TECP	0.140%	1/14/14	1,310,000	1,310,000
University of Texas, TX, Permanent University Fund Revenue	0.030%	7/1/38	2,670,000	2,670,000	(a)(b)

Total Texas				39,376,122

Vermont - 0.9%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.090%	7/1/37	5,920,000	5,920,000	(a)(b)

Virginia - 5.7%
Capital Region, VA, Airport Commission Passenger Facilities Charge Revenue	0.050%	6/1/35	100,000	100,000	(a)(b)
Fairfax County, VA, GO, Public Improvement	5.000%	4/1/14	100,000	101,525
Loudoun County, VA, GO	5.000%	7/1/14	200,000	205,481
Loudoun County, VA, IDA Revenue:
Howard Hughes Medical Institute	0.040%	2/15/38	10,000,000	10,000,000	(a)(b)
Howard Hughes Medical Institute	0.030%	6/1/43	5,600,000	5,600,000	(a)(b)
Lynchburg, VA, GO, Public Improvement	2.000%	12/1/13	175,000	175,000
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.060%	1/1/35	6,550,000	6,550,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.060%	1/1/35	7,655,000	7,655,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College & Equipment	5.000%	2/1/14	100,000	100,785
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, LOC-PNC Bank N.A.	0.050%	7/1/42	6,000,000	6,000,000	(a)(b)
Virginia State Public School Authority Revenue	4.000%	4/15/14	200,000	202,711
Virginia State Public School Authority Revenue, School Educational Technology Notes	5.000%	4/15/14	100,000	101,724

Total Virginia				36,792,226

Washington - 1.6%
King County, WA, Rural Library District, GO	2.000%	12/1/13	125,000	125,000
King County, WA, GO	4.000%	12/1/13	120,000	120,000
King County, WA, GO	5.000%	12/1/13	200,000	200,000
King County, WA, GO	5.500%	12/1/13	150,000	150,000	(d)
King County, WA, GO, Limited Tax	4.000%	12/1/13	715,000	715,000
Seattle, WA, GO	5.000%	12/1/13	100,000	100,000

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - continued
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.020%	8/15/41	$3,900,000	$3,900,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.050%	5/1/28	5,120,000	5,120,000	(a)(b)

Total Washington				10,430,000

Wisconsin - 1.2%
Madison, WI, Area Technical College, GO, Promissory Notes	3.000%	3/1/14	660,000	664,212
Sheboygan Falls, WI, Revenue, NAN	2.000%	6/3/14	1,025,000	1,029,674
Wisconsin State HEFA Revenue, Hospital Sisters Services, LOC-Bank of Montreal	0.050%	8/1/40	6,200,000	6,200,000	(a)(b)

Total Wisconsin				7,893,886

Wyoming - 0.2%
Sweetwater Country, WY, PCR, Pacific Corp., LOC-Bank of Nova Scotia	0.060%	12/1/20	1,200,000	1,200,000	(a)(b)

TOTAL INVESTMENTS - 100.2% (Cost - $643,269,918#)				643,269,918
Liabilities in Excess of Other Assets - (0.2)%				(1,010,556)

TOTAL NET ASSETS - 100.0%				$642,259,362

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NAN	— Note Anticipation Notes

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement-Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note

Summary of Investments by Industry †

Health Care	23.2%
Education	20.8
General Obligation	15.4
Industrial Revenue	10.2
Public Facilities	8.9
Water & Sewer	8.3
Miscellaneous	3.4
Housing: Multi-Family	2.3
Transportation	1.7
Finance	1.6
Power	1.0
Utilities	0.9
Tax Allocation	0.8
Housing: Single Family	0.8
Pollution Control	0.7

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2013 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	53.1%
VMIG 1	25.8
P-1	5.2
SP-1	4.1
MIG 1	3.1
AA/Aa	1.7
F-1	0.8
AAA/Aaa	0.6
NR	5.6

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Short-term investments†	—	$643,269,918	—	$643,269,918

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value

Notes to Schedule of Investments (unaudited) (continued)

of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2013, the Fund did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2014

CERTIFICATIONS

I, Kenneth D. Fuller, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Institutional Trust – Western Asset Institutional AMT Free Municipal Money Market Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 24, 2014	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

I, Richard F. Sennett, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Institutional Trust – Western Asset Institutional AMT Free Municipal Money Market Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 24, 2014	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer